Legal proceedings update	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings update	Legal proceedings update
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 19 to the Consolidated Financial Statements in the Form 20-F contains a summary of significant legal proceedings to which the Company or its subsidiaries were a party as of the date of the Form 20-F. The following is a summary as of August 18, 2020 of significant developments in those proceedings as well as any new significant proceedings commenced since the date of the Form 20-F.
Asia / Russia investigation
In 2017 and 2018, Alcon and Novartis Group companies, as well as certain present and former executives and associates of Alcon and Novartis, received document requests and subpoenas from the US Department of Justice (“DoJ”) and the SEC requesting information concerning Alcon accounting, internal controls and business practices in Asia and Russia, including revenue recognition for surgical equipment and related products and services and relationships with third party distributors, both before and after Alcon became part of the Novartis Group.  The Investigations by the DoJ and the SEC have concluded. On June 25, 2020, Alcon entered into a three-year Deferred Prosecution Agreement with the DoJ regarding a charge that Alcon Pte Ltd. conspired to falsify financial books and records in violation of the US Foreign Corrupt Practices Act. The charge relates to payments made by a former distributor to health care providers in Vietnam between 2007 and 2014. Alcon agreed to pay the DoJ a penalty of $8.925 million, for which Novartis has indemnified Alcon under the Separation and Distribution Agreement.
JJSVI patent dispute
On June 23, 2020, Johnson & Johnson Surgical Vision, Inc. ("JJSVI"), acting through its subsidiaries, filed a patent infringement action in the US District Court in Delaware alleging that the manufacture, use, sale, offer for sale, and/or importation of Alcon’s LenSx Laser System willfully infringes, directly and/or indirectly, one or more claims of 12 US patents. Also on June 23, 2020, JJSVI filed a claim in Mannheim, Germany, alleging that Alcon directly infringes one European patent through its manufacture and sale of LenSx. In these cases, JJVI seeks monetary and injunctive relief.  Alcon intends to defend the cases vigorously.
TCPA matter
In April 2016, a putative class action lawsuit was filed in Illinois federal court alleging that the defendants, Alcon and Novartis Pharmaceuticals Corporation ("NPC"), sent unsolicited facsimiles in violation of the Telephone Consumer Protection Act, and seeking to certify a representative putative nationwide class of affected consumers. The parties have settled the matter on terms that will dispose of all claims and will require no payments by Alcon.
In addition to the matters described above, there have been other developments in the other legal matters described in Note 19 to the Consolidated Financial Statements in the Form 20-F. However, the developments during the first six months of 2020 did not significantly affect the assessment of management concerning the adequacy of the total provisions recorded for legal proceedings.